Accounts Receivables, Net	6 Months Ended
Dec. 31, 2024
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET
4.	ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Accounts receivable	105,661	49,474
Allowance for credit losses	(3,687)	(1,721)
Accounts receivables, net	101,974	47,753

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Balance at beginning of the period/year presented	(1,721)	(6,442)
Allowance provided during the period/year	(2,008)	-
Reversal	-	4,735
Foreign currency translation adjustment	42	(14)
Balance at end of the period/year presented	(3,687)	(1,721)

The Group recorded provision of credit losses of $2,008 and $3,412 for the six months ended December 31, 2024 and 2023, respectively.